RESTRICTED NET ASSETS (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
RESTRICTED NET ASSETS
Statutory reserve, annual appropriation percentage from after tax profit				10.00%
Statutory reserve, threshold limit for annual appropriation				50.00%
Appropriation to statutory reserve | $	$ 0	$ 0	$ 0
Prc Subsidiaries
RESTRICTED NET ASSETS
Net assets | ¥				¥ 0.1
Percentage of net asset to consolidated net assets				25.00%